Long-Term Investments and Variable Interest Entities - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long Term Investments [Line Items]
Cost-method investments	$ 20	$ 25	$ 20
Gain (loss) on financial instruments, net		76	(1)	$ 0
Noncontrolling interest	230	397	230
Cash and cash equivalents	$ 2,282	2,837	$ 2,282
DNP Photomask Europe S.p.A (“DNP”)
Long Term Investments [Line Items]
Cost-method investments		9
DustPhotonics Ltd.
Long Term Investments [Line Items]
Cost-method investments		10
Claros, Inc
Long Term Investments [Line Items]
Cost-method investments		5
InnoScience Investment
Long Term Investments [Line Items]
Equity method investment, ownership percentage	1.40%		1.40%
Payments to acquire investments	$ 51
Gain (loss) on financial instruments, net		76
Variable interest entity, primary beneficiary
Long Term Investments [Line Items]
Noncontrolling interest	156	312	$ 156
Noncontrolling interest, increase		156
Cash and cash equivalents	$ 345	463	$ 345
Short-Term Investments		$ 313
SANAN STMicroelectronics JV | Variable interest entity, primary beneficiary
Long Term Investments [Line Items]
Limited partnership		49.00%
Subsidiary, ownership percentage, noncontrolling owner		51.00%